Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax provision at the federal statutory rate	21.00%	34.00%
State income taxes, net of federal benefit	5.50%	5.50%
Increase in valuation allowance	(26.50%)	(39.50%)
Effective income tax rate reconciliation	100.00%	0.00%